Sullivan & Worcester LLP 1666 K Street NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

December 20, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Mr. Min S. Oh

Metropolitan Series Fund

(Jennison Growth Portfolio (SEC File No. 333-185010); Neuberger Berman Genesis Portfolio (SEC File No. 333-185012); T. Rowe Price Large Cap Growth Portfolio (SEC File No. 333-185013); MFS Value Portfolio (SEC File No. 333-185014); Baillie Gifford International Stock Portfolio (SEC File No. 333-185016); and MFS Value Portfolio (SEC File No. 333-185017))

Form N-14 Registration Statements

Dear Mr. Oh:

On behalf of the Metropolitan Series Fund (the “Registrant”), this letter responds to the oral comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to the Registrant on December 12, 2012 and December 13, 2012 with respect to certain N-14 filings, including those referenced above (the “Registration Statements”), submitted to the SEC on November 16, 2012 and November 19, 2012. Unless otherwise noted, defined terms have the same meanings as used by the Registrant in the Registration Statements. The Staff’s comments are set forth below and are followed by the Registrant’s responses thereto.

In addition, pursuant to the Securities Act of Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically are the final Prospectus/Proxy Statement and final Statement of Additional Information for each of the above-referenced Registration Statements.

Comments Applicable to All Registration Statements

1a.	Comment: With respect to the defined terms “MIST Portfolio” and “MSF Portfolio”, please replace with defined terms that would clarify which of the Portfolios is the acquired fund and which of the Portfolios is the acquiring fund in the context of the Reorganizations.

Response: The Registrant has added a statement in response to the Staff’s comment to clarify which portfolio is the acquired portfolio and which portfolio is the acquiring portfolio in each Reorganization.

EDGAR Operations Branch

December 20, 2012

1b.	Comment: We refer to the documents incorporated by reference in the prospectus and the corresponding statement of additional information within the Registration Statements. Please include all applicable file numbers when incorporating by reference documents into the prospectus and/or statement of additional information.

Response: The Registrant has added the requested disclosure in response to the Staff’s comment.

2.	Comment: Please clearly disclose in the “Summary” section of the Registration Statements under the caption “How will the Reorganization affect me?” whether the annual operating expenses of the Acquired Portfolio and the Acquiring Portfolio are higher, lower or the same prior to the proposed Reorganization, both before and after fee waivers, as applicable. In addition, please disclose whether the pro forma expenses of the Acquiring Portfolio after reorganization are anticipated to be higher, lower or the same as the expenses of the Acquired Portfolio and the Acquiring Portfolio prior to the Reorganization. Please also include similar disclosure in the “Summary” section of the Registration Statements under the caption “Why is the Reorganization being proposed?”

Response: The Registrant has revised the disclosure under the caption “How will the Reorganization affect me?” in response to the Staff’s comment. The Registrant also has revised the disclosure under the caption “Why is the Reorganization being proposed?” in response to the Staff’s comment when total annual operating expenses were a reason for proposing a Reorganization.

3.	Comment: We refer to the “Summary” section of the Registration Statements under the caption “How will the Reorganization affect me?” and the disclosure with respect to the possible sale of securities held by the Acquired Portfolio in connection with the Reorganization for the purpose of complying with the investment policies or limitations of Acquiring Portfolio. Please disclose the effect, if any, of such sale of Acquired Portfolio securities in connection with the Reorganization on the Contract Owner’s Contract value after the Reorganization here or in the other discussion of such sales that appears later in the Prospectus/Proxy Statement.

Response: The Registrant has revised the discussion of the possible sale of securities by the Acquired Portfolio in response to the Staff’s comment.

4.	Comment: The “Summary” section should highlight any differences between the Acquired Portfolio and the Acquiring Portfolio. Accordingly, please disclose in the “Summary” and “Comparison of the Portfolio” sections of the Registration Statements under the caption titled “Who will be the adviser and subadviser of my Portfolio after the Reorganization?” whether the adviser and subadviser to the Portfolios will change as a result of the Reorganization.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

EDGAR Operations Branch

December 20, 2012

5.	Comment: We refer to the disclosure in the “Summary” and “Comparison of the Portfolio” sections of the Registration Statements under the caption titled “How do the Portfolios’ investment objectives and principal investment strategies compare?”. Please begin the section with disclosure regarding any change of subadviser followed by a description of the impact of any change of subadviser on the Portfolio’s investment strategies. In the same way, please incorporate similar disclosure in the preamble of the “How do the Portfolios’ investment objectives and principal investment strategies compare?” section that appears later in the Prospectus/Proxy Statement. To the extent such disclosure appears after the investment objective and principal investment strategies table, please move such disclosure to the preamble to the table.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

6.	Comment: We refer to the disclosure in the “Summary” and “Comparison of the Portfolio” sections of the Registration Statements under the caption titled “How do the Portfolios’ investment objectives and principal investment strategies compare?”. Please describe the differences, if any, in the investment objectives of the Acquired Portfolio and the Acquiring Portfolio and the impact that any such differences may have on Contract owners.

Response: The Registrant has revised the disclosure, as applicable, in response to the Staff’s comment.

7.	Comment: We refer to the disclosure in the “Summary” and “Comparison of the Portfolio” sections of the Registration Statements under the caption titled “How do the Portfolios’ investment objectives and principal investment strategies compare?”. Please describe the differences, if any, in principal investment strategies of the Acquired Portfolio and the Acquiring Portfolio and the impact that any such differences may have on Contract owners.

Response: The Registrant has revised the disclosure, as applicable, in response to the Staff’s comment.

8.	Comment: We refer to the disclosure in the section “Comparison of the Portfolios” under the caption titled “What are the principal risks of investing in each Portfolio?”. Please clearly disclose whether the principal risks of the Acquired Portfolio and the Acquiring Portfolio are the same or different at the beginning of the section.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

9.	Comment: We refer to the disclosure in the third to last paragraph in the section “Information About the Reorganization” under the caption “Agreement and Plan of Reorganization.” Please confirm and disclose that the opinion of counsel referenced therein will be issued with respect to the tax-free nature of the Reorganization.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

EDGAR Operations Branch

December 20, 2012

10.	Comment: With respect to the disclosure in the fourth paragraph in the section “Information About the Reorganization” under the caption “Distribution of Shares” regarding 12b-1 plan fees, please disclose, as applicable, whether the 12b-1 plan fees referenced therein apply to both the Acquired Portfolio and the Acquiring Portfolio.

Response: The Registrant has revised the disclosure, as applicable, in response to the Staff’s comment.

11.	Comment: In the second paragraph of the section titled “Information About the Reorganization” under the caption “Purchase and Redemption Procedures”, please clarify which orders are effected at the net asset value per share determined on that same date and which orders are effected at the net asset value per share determined on the next business day the New York Stock Exchange is open.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

12.	Comment: In the eighth paragraph of the section titled “Voting Information Concerning the Meeting”, please disclose the potential impact of abstentions on the approval of the Plan of Reorganization (i.e., that abstentions count as a vote against the Plan).

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

13.	Comment: Pursuant to Item 4(a)(3)(ii) of Schedule 14A and Item 7(c)(3) of Form N-14, please disclose the costs or the anticipated costs of the services to be provided by Computershares Fund Services.

Response: The Registrant has added the requested disclosure in response to the Staff’s comment.

14.	Comment: Pursuant to Item 6(a) of Schedule 14A and Item 7(c)(3) of Form N-14, please state the number of shares outstanding and the number of votes to which each class is entitled as to each class of voting securities entitled to be voted at the Meeting for both the Acquired and Acquiring Portfolios.

Response: The Registrant notes that the disclosure under the caption “Shareholder Information” contains the number of shares outstanding and the number of votes to which each class is entitled as to each class of voting securities entitled to be voted at the Meeting for the Acquired Portfolio. The Registrant further notes that there are no shares of the Acquiring Portfolio that will be entitled to vote at the Meeting, which means additional information about the Acquiring Portfolio’s shares is not required to be included.

15.	Comment: With respect to the section captioned “Control Persons and Principal Holders of Securities,” please disclose the effect of control on the voting rights of security holders pursuant to Item 7(c)(4)(i) of Form N-14.

EDGAR Operations Branch

December 20, 2012

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

16.	Comment: Please provide the required Tandy representations and responses to the Staff’s comments.

Response: The Tandy representations and responses to the Staff’s comments are included this letter.

Portfolio Specific Comments

MLA Mid Cap Portfolio/Neuberger Berman Genesis Portfolio

1.	Comment: Please ensure that the disclosure with respect to the change in the Acquired Portfolio’s subadviser and the Acquired Portfolio’s name is consistent with the prospectus supplement and the supplement to the Portfolio’s statement of additional information filed on Form 497 on November 20, 2012 and November 21, 2012, respectively, for the Lazard Mid Cap Portfolio (currently, MLA Mid Cap Portfolio).

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

2.	Comment: Please add disclosure on page 7 under the caption “How do the Portfolios’ investment objectives and principal investment strategies compare?” as to whether the investment objectives of the Acquired and Acquiring Portfolio are the same or different. Please also revise the disclosure in the letter directly following the cover page of the Registration Statement to reflect the fact that the Acquiring Portfolio’s and Acquired Portfolio’s investment objectives are identical.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

3.	Comment: Please provide disclosure explaining the fee waiver disclosed in the fee waiver line item of the fee table included under the caption “How do the Portfolios’ fees and expenses compare?” given that the pro forma management fee appears to be below the first breakpoint in the current management fee waiver.

Response: The Acquiring Portfolio has a contractual management fee rate that ranges between 0.85% and 0.75%. In addition, there is management fee waiver that reduces the management fee to the annual rate of 0.825% on the first $500 million of the Acquiring Portfolio’s average daily net assets. As of June 30, 2012, the Acquiring Portfolio had a blended management fee rate of 0.82%. Assuming the merger of the Acquired Portfolio into the Acquiring Portfolio, the Acquiring Portfolio would have had a blended management fee rate of 0.80%. The 0.02% difference in the blended management fee is attributable to the addition of the Acquired Portfolio’s assets to the Acquiring Portfolio’s assets on a pro form basis. As a result of the contractual management fee waiver on the first $500 million of the Acquiring Portfolio’s average daily net assets, the management fee of the Acquiring Portfolio and the Acquiring Portfolio on a pro forma basis was reduced by 0.025% on the Portfolio’s first $500 million in assets. This reduction as a percentage of the current total annual operating expenses of the Acquiring Portfolio and the Acquiring Portfolio on a pro forma basis equals 0.01% as reflected in the Contractual Fee Waiver line item.

4.	Comment: Please summarize how the principal investment strategies of the Acquired Portfolio and the Acquiring Portfolio differ in the preamble to the table on page 12 included under the caption “How do the Portfolios’ investment objectives and principal investment strategies compare?”.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

EDGAR Operations Branch

December 20, 2012

RCM Technology Portfolio/T. Rowe Price Large Cap Growth Portfolio

1.	Comment: Please summarize how the principal investment strategies of the Acquired Portfolio and the Acquiring Portfolio differ in the preamble to the table on page 14 included under the caption “How do the Portfolios’ investment objectives and principal investment strategies compare?”.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

FI Value Leaders Portfolio/MFS Value Portfolio

1.	Comment: With respect to the discussion regarding total annual portfolio operating expenses, please add a comparison of the expenses of Class D shares in the first paragraph of disclosure under the caption “How will the Reorganization affect me?” on page 6.

Response: The Registrant has added the requested disclosure in response to the Staff’s comment.

2.	Comment: We refer to the last sentence of the paragraph under the caption “Form of Organization” in the section titled “Comparative Information on Shareholder Rights”. Please substitute the word “MSF” in lieu of the word “each” in this sentence.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

Met/Franklin Mutual Shares Portfolio/MFS Value Portfolio

1.	Comment: We refer to the disclosure included under the caption “How do the Portfolios’ investment objectives and principal investment strategies compare?” on page 15. In addition to the differences in the Portfolios’ primary investment objectives, please also disclose any differences in secondary investment objectives between the Portfolios.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

2.	Comment: In the section titled “Reasons for the Reorganization”, there are eight bullet point factors the Trustees considered in approving the Reorganization whereas in the prospectus/proxy statement concerning the reorganization of FI Value Leaders into MFS Value there are nine bullet point factors the Trustees considered. Please reconcile the number of factors.

Response: The Registrant has reconciled the bullet point factors in response to the Staff’s comment.

EDGAR Operations Branch

December 20, 2012

American Funds® International Portfolio/Baillie Gifford International Stock Portfolio

1.	Comment: We refer to the disclosure under the caption “How do the Portfolios’ fees and expenses compare?” on page 8. Please clarify what the management fee for the Acquired Portfolio represents in view of the disclosure on page 21 indicating the Acquired Portfolio does not pay a management fee.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

2.	Comment: Please briefly disclose on page 9 of the Registration Statement under the caption “What will be the primary federal tax consequences of the Reorganization?” any other consequences that may result because the Reorganization is not structured as a tax-fee transaction, including whether the taxable nature of the transaction will affect Contract owners. Please include more detailed corresponding disclosure in the section of the Registration Statement titled “Tax Information.”

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

3.	Comment: Please move the disclosure included after the table summarizing the comparison of MIST Portfolio and MSF Portfolio under the caption “How do the Portfolios’ investment objectives and principal investment strategies compare?” to the preamble to the table.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

4.	Comment: Please confirm and disclose, if applicable, whether on or prior to the Closing Date, MIST Portfolio will declare a dividend and/or distribution to shareholders similar to the distribution that is being made in the mergers of the contemporaneously filed N-14 Registration Statements.

Response: The Registrant has added the requested disclosure in response to the Staff’s comment.

5.	Comment: We refer to the disclosure in the third to last paragraph in the section “Information About the Reorganization” under the caption “Agreement and Plan of Reorganization.” Please clarify and disclose that the opinion of counsel referenced therein will address the taxable nature of the Reorganization.

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

*        *        *

The Registrant acknowledges that:

1.	it is responsible for the adequacy and accuracy of the disclosure in its filing of each of the above-referenced Registration Statements;

EDGAR Operations Branch

December 20, 2012

2.	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filings; and

3.	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

*        *        *

If you have any questions, please feel free to call me at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.